Taxes (Details) - Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Singapore Statutory income tax rate	17.00%	17.00%	17.00%
Differential of local statutory tax rate	6.10%
Effect of preferential tax rate	(18.20%)	(17.00%)	(17.00%)
Non-taxable income	(5.10%)
Non-deductible items and others	0.30%	0.02%	(0.04%)
Effective tax rate	0.10%	0.02%	(0.04%)